3) Risk Management (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
At the end of the year [Member]
Stress Analysis - Trading Portfolio
Risk Factors	R$ 90,071	R$ 103,444
Average in the year [Member]
Stress Analysis - Trading Portfolio
Risk Factors	187,519	160,661
Minimum in the year [Member]
Stress Analysis - Trading Portfolio
Risk Factors	56,369	67,675
Maximum in the year [Member]
Stress Analysis - Trading Portfolio
Risk Factors	R$ 380,446	R$ 286,273